CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net of allowance	$ 39	$ 12	$ 19
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000	10,000,000	10,000,000
Common stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000	300,000,000	300,000,000
Common stock, issued	49,783	45,771,422	43,984,975
Common stock, outstanding	49,783	45,771,422	43,984,975
Series A Preferred Stock [Member]
Preferred stock, authorized	1,684	1,684,375	1,684,375
Preferred stock, issued
Preferred stock, outstanding
Series B Preferred Stock [Member]
Preferred stock, authorized	1,581	1,580,790	1,580,790
Preferred stock, issued	927	926,942	926,942
Preferred stock, outstanding	927	926,942	926,942
Liquidation preference		$ 18,075
Nonvoting Common Stock [Member]
Common stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	3,553	3,553,000	3,553,000
Common stock, issued	1	896	896
Common stock, outstanding	1	896	896